LONG-TERM PREPAID EXPENSES	12 Months Ended
Dec. 31, 2018
Disclosure Of LONG-TERM PREPAID EXPENSES [Abstract]
Disclosure of long term prepaid expenses [text block]
15.	LONG-TERM PREPAID EXPENSES

	As of December 31,
	2018	2017
	RMB’000	RMB’000
Prepaid advertising fees	-	-
  The amount represents the advertising fees paid in advance covering periods over one year.